Business combinations - Narrative (Details) - 365Talents - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 20, 2026	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Total purchase consideration	$ 61,310
Paid in cash	54,326
Cash holdback amount	2,386
Holdback payable	2,736
Maximum undiscounted amount	$ 5,100
Transactions cost		$ 739	$ 738
Revenue of acquiree since acquisition date		1,827
Net loss of acquiree since acquisition date		$ 1,363
Customer relationships
Disclosure of detailed information about business combination [line items]
Estimated useful life	4 years
Technology
Disclosure of detailed information about business combination [line items]
Estimated useful life	5 years
Trademarks
Disclosure of detailed information about business combination [line items]
Estimated useful life	6 years